LONG-TERM DEBT (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Disclosure of detailed information about borrowings

As at December 31,	2021	2020
Senior notes
$500 million notes issued August 2021
2.63% 10-year notes due August 2031	$495.1	$—
$300 million notes issued December 2017
4.625% 10-year notes due December 2027	280.8	280.4
$500 million notes issued June 2014
4.95% 10-year notes due July 2024	—	149.8
$300 million notes issued June 2013
Series B - 4.78% 10-year notes due June 2023 ($265 million)	—	240.4
$500 million notes issued March 2012
Series C - 4.76% 10-year notes due March 2022 ($200 million)	—	190.5
Series D - 4.91% 12-year notes due March 2024 ($140 million)	—	135.4
	$775.9	$996.5
Revolving credit facility
Revolving credit facility (net of capitalized debt issuance costs)	(3.1)	(2.7)

Total debt(i)	$772.8	$993.8
(i)Balances are net of unamortized discounts and capitalized transaction costs of $10.0 million (2020: $8.0 million).